Stock Incentive Plan (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Outstanding, Beginning Balance	13,200	195,100	278,727
Options vested	0	0	0
Options forfeited	0	0	0
Options expired	(1,200)	0
Warrants expired	0	(886)	(78,626)
Warrants exercised	0	(179,614)	0
Restricted shares issued			0
Restricted shares vested	(7,000)	0	(4,000)
Restricted shares forfeited	0	(1,400)	(1,000)
Outstanding, Ending Balance	5,000	13,200	195,100
Weighted Average Exercise Price, Beginning Balance	412.50	255.20	216.60
Weighted Average Exercise Price, Ending Balance	0	412.50	255.20
Exercisable Outstanding, Beginning Balance	1,200	181,700	260,026
Exercisable, Options vested	0	0	300
Exercisable, Options forfeited	0	0	0
Exercisable, Options expired	(1,200)	0
Exercisable, Warrants expired	0	(179,614)	(78,626)
Exercisable, Warrants exercised	0	(886)	0
Exercisable Outstanding, Ending Balance	0	1,200	181,700
Exercisable, Weighted Average Exercise Price, Beginning Balance	412.50	255.20	215.50
Exercisable, Weighted Average Exercise Price Exercisable, Ending Balance	0	412.50	255.20
Class A Warrants [Member]
Outstanding, Beginning Balance	0	15,000	15,000
Warrants expired	0	(15,000)	0
Warrants exercised	0	0	0
Outstanding, Ending Balance	0	0	15,000
Exercisable Outstanding, Beginning Balance	0	15,000	15,000
Exercisable, Warrants expired	0	(15,000)	0
Exercisable, Warrants exercised	0	0	0
Exercisable Outstanding, Ending Balance	0	0	15,000
Class W Warrants [Member]
Outstanding, Beginning Balance	0	0	78,626
Warrants expired	0	0	(78,626)
Warrants exercised	0	0	0
Outstanding, Ending Balance	0	0	0
Exercisable Outstanding, Beginning Balance	0	0	78,626
Exercisable, Warrants expired	0	0	(78,626)
Exercisable, Warrants exercised	0	0	0
Exercisable Outstanding, Ending Balance	0	0	0
Class Z Warrants [Member]
Outstanding, Beginning Balance	0	165,500	165,500
Warrants expired	0	(164,614)	0
Warrants exercised	0	(886)	0
Outstanding, Ending Balance	0	0	165,500
Stock Options [Member]
Outstanding, Beginning Balance	1,200	1,200	1,200
Options vested	0	0	0
Options forfeited	0	0	0	2,200
Options expired	(1,200)	0
Outstanding, Ending Balance	0	1,200	1,200	1,200
Exercisable Outstanding, Beginning Balance	1,200	1,200	900
Exercisable, Options vested	0	0	300
Exercisable, Options forfeited	0	0	0
Exercisable, Options expired	(1,200)	0
Exercisable Outstanding, Ending Balance	0	1,200	1,200	900
Restricted Stock [Member]
Outstanding, Beginning Balance	12,000	13,400	18,400
Restricted shares issued			0
Restricted shares vested	(7,000)	0	(4,000)
Restricted shares forfeited	0	(1,400)	(1,000)
Outstanding, Ending Balance	5,000	12,000	13,400